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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                          Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Emerging Markets
           Schedule of Investments  2/28/05 (unaudited)

 Shares                                                           Value
           PREFERRED STOCKS - 3.1 %
           Materials - 0.4 %
           Diversified Metals & Mining - 0.4 %
939,400    Caemi Mineracao e Metalurgia SA *                   $  956,796
           Total Materials                                     $  956,796
           Capital Goods - 0.2 %
           Industrial Conglomerates - 0.2 %
28,470     LG Corp.                                               507,829
           Total Capital Goods                                 $  507,829
           Banks - 1.0 %
           Diversified Banks - 1.0 %
14,373     Banco Itau Holding Financeira                       $2,486,995
           Total Banks                                         $2,486,995
           Telecommunication Services - 1.1 %
           Integrated Telecommunication Services - 0.5 %
92,894     Tele Norte Leste Participacoes (A.D.R.)             $1,531,822
           Wireless Telecommunication Services - 0.5 %
42,350     Telemig Celular Participacoes  (A.D.R.)             $1,280,664
           Total Telecommunication Services                    $2,812,486
           Utilities - 0.5 %
           Electric Utilities - 0.5 %
191,700    Centrais Electricas Brasileiras SA (A.D.R.) * (b)   $1,323,497
           Total Utilities                                     $1,323,497
           TOTAL PREFERRED STOCKS
           (Cost   $5,207,109)                                 $8,087,603

           COMMON STOCKS - 95.2 %
           Energy - 9.1 %
           Integrated Oil & Gas - 5.7 %
1,416,000  CNOOC, Ltd.                                         $  811,195
20,300     Lukoil Holding (A.D.R.) *                            2,830,632
212,300    Petrobras Brasileiro (A.D.R.)                        9,022,750
49,000     Surgutneftegaz (A.D.R.) (b)                          2,054,570
                                                               $14,719,147
           Oil & Gas Equipment & Services - 0.5 %
19,700     Samchully Co., Ltd.                                 $1,375,837
           Oil & Gas Exploration & Production - 2.1 %
2,684,500  China Petroluem & Chemical                          $1,220,838
18,300     Mol Magyar Olaj                                      1,607,766
2,994,000  Panva Gas Holdings, Ltd. *                           1,235,342
257,700    PTT Public Co., Ltd.                                 1,456,389
                                                               $5,520,335
           Oil & Gas Refining Marketing & Transportation - 0.8%
12,210,800 Petron Corp.                                        $  882,259
47,200     Repsol SA (A.D.R.)                                   1,289,980
                                                               $2,172,239
           Total Energy                                        $23,787,558
           Materials - 16.2 %
           Commodity Chemicals - 2.2 %
23,289     Daelim Industrial Co.                               $1,459,781
29,600     LG Petrochemical Co., Ltd.                             805,613
71,900     Reliance Industries, Ltd. (144A)                     1,881,623
86,048,385 Ultrapar Participacoes SA                            1,437,460
                                                               $5,584,477
           Construction Materials - 2.5 %
38,930     Asia Cement Co., Ltd.                               $1,304,560
327,163    Akcansa Cimento AS                                   1,440,750
4,461,400  Lafarge Malayan Cement Bhd                             972,907
2,800,000  PT Indocement Tunggal Prakarsa Tbk *                   950,814
78,000     Siam City Cement Co., Ltd.                             575,510
170,000    Siam Cement Co., Ltd. (Foreign Shares)               1,324,738
                                                               $6,569,279
           Diversified Chemical - 0.5 %
2,140,664  Sinopac Holdings Co.                                $1,323,512
           Diversified Metals & Mining - 4.4 %
81,000     Anglo American Platinum Corp., Ltd. *               $3,247,542
69,100     Companhia Vale do Rio Doce (A.D.R.)                  1,989,389
33,700     Freeport-McMoRan Copper & Gold, Inc. (Class B)       1,409,334
112,500    KGHM Polska Miedz SA                                 1,259,553
37,900     Norilsk Nickel (b)                                   2,425,221
728,500    Yanzhou Coal Mining (Class H)                        1,149,927
                                                               $11,480,966
           Fertilizers & Agricultural Chemicals - 0.6 %
259,560    Makhteshim-Agan Industries, Ltd.                    $1,464,056
           Gold - 1.1 %
196,200    IAMGOLD Corp.                                       $1,410,678
2,896,000  Zijin Mining Group Co., Ltd.                         1,335,782
                                                               $2,746,460
           Paper Products - 0.5 %
35,300     Aracruz Cellulose SA (A.D.R.)                       $1,352,696
           Precious Metals & Minerals - 2.8 %
92,500     Anglogold Ashanti, Ltd. (A.D.R.) (b)                $3,327,225
118,800    Compania de Minas Buenaventura SA                    2,751,408
4,676,200  PT Aneka Tambang TBK                                 1,083,193
                                                               $7,161,826
           Specialty Chemicals - 0.5 %
712,816    Formosa Plastic Corp.                               $1,308,742
           Steel - 1.2 %
28,000     Pohang Iron & Steel Co., Ltd. (A.D.R.)              $1,519,000
96,170     Remgro, Ltd.                                         1,502,611
                                                               $3,021,611
           Total Materials                                     $42,013,625
           Capital Goods - 6.0 %
           Building Products - 1.0 %
83,900     Daewoo Heavy Industries & Machinery, Ltd.           $1,555,235
15,830     Hanil Cement Co., Ltd.                                 987,570
                                                               $2,542,805
           Construction & Engineering - 1.8 %
2,436,073  CTCI Corp.                                          $1,396,314
75,000     Kyeryong Construction Industrial Co., Ltd.           1,536,464
65,300     LG Construction, Ltd.                                1,820,804
                                                               $4,753,582
           Electrical Component & Equipment - 0.8 %
98,000     Bharat Heavy Electricals                            $1,926,652
           Industrial Conglomerates - 1.5 %
173,900    Copec-Compania Petroleos                            $1,434,164
212,065    KOC Holding AS                                       1,436,746
38,900     LG Corp.                                             1,086,421
                                                               $3,957,331
           Industrial Machinery - 0.9 %
140,700    Daewoo Heavy Industries & Machinery, Ltd. *         $1,271,151
1,882,000  Yungtay Engineering Co., Ltd.                        1,170,919
                                                               $2,442,070
           Total Capital Goods                                 $15,622,440
           Commercial Services & Supplies - 1.1 %
           Data Processing Services - 0.5 %
1,100,000  Shinawatra Computer Co., Plc *                      $1,309,524
           Diversified Commercial Services - 0.6 %
127,772    Bidvest Group, Ltd.                                 $1,665,753
           Total Commercial Services & Supplies                $2,975,277
           Transportation - 1.5 %
           Marine - 1.5 %
278,000    Malaysia International Shipping Bhd                 $1,167,539
321,400    Samsung Heavy Industries Co., Ltd.                   2,583,944
           Total Transportation                                $3,751,483

           Automobiles & Components - 2.9 %
           Automobile Manufacturers - 2.9 %
23,000     Hyundai Motor Co., Ltd.                             $1,316,445
52,770     Hyundai Heavy Industries                             2,640,364
1,087,961  PT Astra International                               1,267,279
767,500    Sime Darby Bhd                                       1,210,934
108,140    Tata Motors                                          1,176,260
                                                               $7,611,282
           Total Automobiles & Components                      $7,611,282
           Consumer Durables & Apparel - 0.4 %
           Leisure Products - 0.4 %
37,000     Bajaj Auto, Ltd.                                    $  873,484
           Total Consumer Durables & Apparel                   $  873,484

           Hotels Restaurants & Leisure - 0.7 %
           Hotels, Resorts & Cruise Lines - 0.5 %
92,100     Indian Hotels Co., Ltd.                             $1,274,136
           Restaurants - 0.2 %
940,400    Jollibee Foods Corp.                                $  506,857
           Total Hotels Restaurants & Leisure                  $1,780,993
           Media - 3.5 %
           Advertising - 0.4 %
53,080     G2R, Inc.                                           $1,015,268
           Broadcasting & Cable Television - 1.8 %
2,208,500  ABS-CBN Broadcasting Corp.                          $  707,700
2,800,000  BEC World Public Co., Ltd. (Foreign Shares)          1,216,117
20,200     Grupo Televisa SA (A.D.R.)                           1,301,890
3,334,000  Media Prima Bhd *                                    1,438,959
                                                               $4,664,666
           Movies & Entertainment - 0.8 %
2,183,200  Grammy Entertainment Plc                            $1,005,346
367,600    Zee Telefilms, Ltd.                                  1,193,783
                                                               $2,199,129
           Publishing - 0.5 %
454,727    Hurriyet Gazetecilik ve Matbaacilik AS              $1,205,314
           Total Media                                         $9,084,377
           Food & Drug Retailing - 3.2 %
           Food Distributors - 0.6 %
59,800     Compania Cervecerias Unidas SA (b)                  $1,490,216
           Food Retail - 2.6 %
39,600     CJ Corp.                                            $2,788,838
760,000    President Chain Store Corp.                          1,285,708
76,700     Brasil Distr Pao Acu (A.D.R.)                        1,839,266
56,760     Tiger Brands, Ltd.                                     998,365
                                                               $6,912,177
           Total Food & Drug Retailing                         $8,402,393
           Food, Beverage & Tobacco - 6.5 %
           Brewers - 0.4 %
31,350     Efes Breweries International (144A) (G.D.R.) *      $1,003,200
           Distillers & Vintners - 1.4 %
77,470     Companhia de Bebidas PR (A.D.R.)                    $2,333,396
444,900    Grupo Modelo SA de CV                                1,358,259
                                                               $3,691,655
           Packaged Foods & Meats - 0.6 %
24,700     Pulmuone Co., Ltd.                                  $1,068,153
504,931    Rainbow Chicken, Ltd.                                  582,610
                                                               $1,650,763
           Soft Drinks - 1.9 %
47,000     Fomento Economico Mexicano SA de CV                 $2,839,740
54,350     Coca-Cola FEMSA, S.A. de CV (A.D.R.) (b)             1,396,795
1,039,700  Sermsuk Public Co., Ltd.                               611,263
                                                               $4,847,798
           Tobacco - 2.2 %
40,600     Korea Tobacco                                       $1,279,735
104,000    British American Tabacco (Malaysia) Bhd              1,250,792
603,000    PT Gudang Garam Public Co., Ltd.                     1,002,051
1,201,000  PT Hanjaya Mandala Sampoerna Tbk                     1,055,440
1,200      Philip Morris CR AS                                  1,025,367
                                                               $5,613,385
           Total Food, Beverage & Tobacco                      $16,806,801
           Household & Personal Products - 1.2 %
           Household Products - 0.7 %
261,520    Arcelik AS *                                        $1,762,589
           Personal Products - 0.5 %
47,020     Natura Cosmeticos SA                                $1,383,208
           Total Household & Personal Products                 $3,145,797
           Pharmaceuticals & Biotechnology - 0.7 %
           Pharmaceuticals - 0.7 %
151,890    Aurobindo Pharma, Ltd.                              $1,002,645
4          Sun Pharmaceutical Industries, Ltd.                         44
926,400    PT Tempo Scan Pacific                                  824,320
                                                               $1,827,009
           Total Pharmaceuticals & Biotechnology               $1,827,009
           Banks - 10.7 %
           Diversified Banks - 10.3 %
63,202     Banco Bradesco SA * (b)                             $2,005,399
324,400    Bangkok Bank, Ltd. (Foreign Shares)                  1,025,251
1,412,131  Chinatrust Financial Holding Co., Ltd.               1,688,003
1,416,100  Commerce Asset Holdings Bhd                          1,735,441
1,596,000  E.Sun Financial Holding Co., Ltd. *                  1,301,207
58,000     Hana Bank                                            1,653,274
797,600    Kasikornbank *                                       1,364,711
14,131     Kookmin Bank                                           651,530
70,000     Kookmin Bank (A.D.R.) *                              3,226,300
373,500    Malayan Banking Bhd                                  1,206,898
1,334,600  Metropolitan Bank & Trust Co.                          915,967
2,289,000  PT Bank Central Asia Tbk                               806,990
13,446,785 PT Lippo Bank *                                      1,369,638
749,600    Siam Commercial Bank Plc (Foreign)                   1,049,283
151,486    Standard Bank Group, Ltd.                            1,680,026
89,000     State Bank of India                                  1,454,779
201,210    Turkiye Is Bankasi (Isbank)                          1,425,724
52,800     Uniao de Bancos Brasileiros SA (Unibanco) (G.D.R.)   1,990,560
                                                               $26,550,981
           Regional Banks - 1.1 %
1,346,000  First Financial Holding *                           $1,166,498
67,300     Grupo Financiero Galicia (A.D.R.) *                    622,525
807,500    Hong Leong Bank Bhd                                  1,145,866
                                                               $2,934,889
           Total Banks                                         $29,485,870
           Diversified Financials - 5.7 %
           Other Diversified Financial Services - 5.7 %
6,274,000  Bank Mandiri                                        $1,225,457
4,655,713  China Development Financial *                        2,063,865
527,000    Citic Pacific, Ltd.                                  1,527,518
930,300    FirstRand, Ltd.                                      2,257,068
1,117,000  Fubon Group                                          1,184,138
419,047    Haci Omer Sabanci Holding AS                         1,810,737
842,200    MCL Ladn, Ltd.                                       1,026,424
2,009,100  RHB Capital Bhd                                      1,182,603
625,600    Sanlam, Ltd.                                         1,436,296
6,639,700  SM Prime Holdings                                    1,042,857
                                                               $14,756,963
           Total Diversified Financials                        $14,756,963
           Insurance - 2.7 %
           Life & Health Insurance - 1.0 %
1,972,000  China Life Insurance Co., Ltd. *                    $1,364,562
778,000    Ping An Insurance (Group) Co. of China, Ltd. *       1,301,391
                                                               $2,665,953
           Multi-Line Insurance - 1.2 %
281,525    Aksigorta AS                                        $1,369,672
22,000     Samsung Fire & Marine Insurance                      1,789,469
                                                               $3,159,141
           Property & Casualty Insurance - 0.5 %
62,800     Cathay Financial Holding Co., Ltd. (144A) (G.D.R.)  $1,265,420
           Total Insurance                                     $7,090,514
           Real Estate - 0.4 %
           Real Estate Management & Development - 0.4 %
683,000    Wheelock Properties (Singapore), Ltd.               $1,052,336
           Total Real Estate                                   $1,052,336
           Software & Services - 0.5 %
           Application Software - 0.5 %
25,068     Infosys Technologies, Ltd.                          $1,284,257
           Total Software & Services                           $1,284,257
           Technology, Hardware & Equipment - 2.8 %
           Semiconductors - 1.6 %
271,026    Hon Hai Precision Industry                          $1,263,025
1,645,729  Taiwan Semiconductor Manufacturing Co.               2,921,514
                                                               $4,184,539
           Computer Storage & Peripherals - 0.6 %
801,000    Quanta Computer, Inc. *                             $1,432,086

           Electronic Manufacturing Services - 0.2 %
1,165,000  Foxconn International Holdings *                    $  593,774

           Electronic Equipment & Instruments - 0.4 %
130,050    Elec & Eltek International Co., Ltd.                $   37,069
14,510     LG Electronics, Inc.                                 1,135,346
                                                               $1,172,415
           Total Technology, Hardware & Equipment              $7,382,814
           Semiconductors - 5.0 %
           Semiconductors - 5.0 %
18,670     Samsung Electronics                                 $9,715,575
4,949,770  United Microelectronics Corp., Ltd.                  3,335,110
                                                               $13,050,685
           Total Semiconductors                                $13,050,685
           Telecommunication Services - 9.0 %
           Integrated Telecommunication Services - 4.0 %
57,000     Brasil Telecom Participacoes SA                     $1,938,000
113,390    Compania de Telephonos de Chile SA (A.D.R.)          1,347,073
113,100    KT Corp. *                                           2,625,051
183,860    Mahanagar Telephone Nigam, Ltd. *                    1,255,764
47,200     Telefonos de Mexico SA                               1,850,712
204,300    Telekomunikacja Polska SA                            1,579,437
                                                               $10,596,037
           Wireless Telecommunication Services - 5.0 %
218,600    Advanced Service Co., Ltd. (Foreign)                $  629,147
46,200     Alumax, Inc.                                         2,711,940
56,000     Korea Telecom Freetel Co.                            1,323,050
29,400     Mobile Telesystems (A.D.R.)                          1,178,646
134,300    SK Telecom Co., Ltd. (b)                             2,860,590
876,000    Taiwan Cellular Corp                                   944,713
346,800    Venfin, Ltd.                                         1,476,781
36,300     Vimpel-Communications (A.D.R.) *                     1,455,630
                                                               $12,580,497
           Total Telecommunication Services                    $23,176,534
           Utilities - 4.2 %
           Electric Utilities - 2.0 %
6,590,023  Enersis SA *                                        $1,146,589
92,300     Korea Electric Power Corp.                           2,521,894
52,080     Unified Energy System (G.D.R.)                       1,596,605
                                                               $5,265,088
           Gas Utilities - 1.7 %
34,110     Gazprom (A.D.R.) *                                  $1,236,829
40,000     Korea Gas Corp.                                      1,258,962
3,044,500  PetroChina Co., Ltd.*                                1,916,235
                                                               $4,412,026
           Multi-Utilities & Unregulated Power - 0.5 %
2,644,520  YTL Power International Bhd                         $1,265,987
           Total Utilities                                     $10,943,101
           Communication - 0.3 %
           Telephone - 0.3 %
243,600    Mahanagar Telephone                                 $  748,497
           Total Communication                                 $  748,497
           TOTAL COMMON STOCKS
           (Cost   $170,793,310)                               $246,654,090

           RIGHTS/WARRANTS - 0.0 %
           Commercial Services & Supplies - 0.0 %
           Diversified Commercial Services - -0.0 %
11,697     Bidvest Group, Ltd., Exp. 12/8/06 *                 $   39,343
           Total Commercial Services & Supplies
           TOTAL RIGHTS/WARRANTS                               $   39,343
           (Cost   $0)
           TOTAL INVESTMENTS IN SECURITIES - 98.3%
           (Cost   $176,000,419)                               $254,781,036

           OTHER ASSETS AND LIABILITIES - 1.7%                 $4,361,298

           TOTAL NET ASSETS - 100.0%                           $259,142,334

(A.D.R.)   American Depositary Receipt

(G.D.R.)   Global Depositary Receipt

*          Non-Income producing security

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transactionexempt from registration. At February 28, 2005, the value of these securities amounted to $6,140,803 or 2.4% of net assets.



(a) At February 28, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $179,342,667 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost           $75,590,393

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value            (152,024)

           Net unrealized gain                                 $75,438,369

(b )       At February 28, 2005, the following securities were out on loan:

 Shares                          Security                       Market
Value
 87,875    Anglogold Ashanti, Ltd. (A.D.R.)                     3,163,500
 60,027    Banco Bradesco SA *                                  1,904,657
  8,100    Centrais Electricas Brasileiras SA (A.D.R.) *         55,890
 51,632    Coca-Cola FEMSA, S.A. de CV (A.D.R.)                 1,326,942
 51,610    Compania Cervecerias Unidas SA                       1,286,121
 34,935    Norilsk Nickel                                       2,235,840
 76,175    SK Telecom Co., Ltd.                                 1,622,528
 13,900    Surgutneftegaz (A.D.R.)                               582,827
           Total                                               $12,178,305

           The accompanying notes are an integral part of these financial statements.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 30, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 30, 2005

* Print the name and title of each signing officer under his or her signature.